Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Revenue	$ 22,913	$ 16,520	$ 46,515	$ 32,440
Royalties	(1,146)	(864)	(2,328)	(1,683)
Production costs	(11,451)	(7,571)	(22,138)	(17,340)
Depreciation	(1,141)	(1,052)	(2,314)	(2,100)
Gross profit	9,175	7,033	19,735	11,317
Other income	2,791	749	4,709	2,038
Other expenses	(1,314)	(220)	(1,522)	(309)
Administration expenses	(1,275)	(1,309)	(2,822)	(2,705)
Cash-settled share-based payment expense	(762)	(9)	(946)	(370)
Net foreign exchange gain	1,486	21,645	3,709	24,925
Profit on sale of subsidiary				5,409
Fair value losses on derivative assets	(113)	(194)	(148)	(324)
Operating profit	9,988	27,695	22,715	39,981
Finance income	18	44	32	50
Finance cost	(147)	(16)	(299)	(70)
Profit before tax	9,859	27,723	22,448	39,961
Tax expense	(3,507)	223	(6,417)	(1,296)
Profit for the period	6,352	27,946	16,031	38,665
Other comprehensive income
Exchange differences on translation of foreign operations	293	144	(1,058)
Reclassification of accumulated exchange differences on the sale of subsidiary				(2,109)
Total comprehensive income for the period	6,645	28,090	14,973	36,556
Profit attributable to:
Owners of the Company	5,134	23,303	13,374	32,621
Non-controlling interests	1,218	4,643	2,657	6,044
Profit for the period	6,352	27,946	16,031	38,665
Total comprehensive income attributable to:
Owners of the Company	5,427	23,447	12,316	30,512
Non-controlling interests	1,218	4,643	2,657	6,044
Total comprehensive income for the period	$ 6,645	$ 28,090	$ 14,973	$ 36,556
Earnings per share
Basic earnings per share ($) (in dollars per share)	$ 0.43	$ 2.11	$ 1.14	$ 2.99
Diluted earnings per share ($) (in dollars per share)	$ 0.43	$ 2.11	$ 1.14	$ 2.99